Deposits and Other Current Assets, Net - Schedule of Allowances for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowances for Expected Credit Losses [Abstract]
Balance at January 1	$ 2	$ 2
Provision for expected credit losses
Balance at December 31	$ 2	$ 2